Related party transactions (Details 3)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)
Statement [Line Items]
Total contributions	$ (1,534,000,000)		$ (69,000,000)
Total dividends received	3,675,000,000		149,000,000
Irrevocable contributions			215,000,000
Quality Invest S.A. [Member]
Statement [Line Items]
Irrevocable contributions	(41,000,000)		(49,000,000)
Other [Member]
Statement [Line Items]
Irrevocable contributions		$ (52)	(20)
Comparaencasa [Member]
Statement [Line Items]
Irrevocable contributions		(129)	0
Uranga Trading S.A. [Member]
Statement [Line Items]
Dividends received		19	26
Condor Hospitality Trust Inc. [Member]
Statement [Line Items]
Irrevocable contributions		(865)	0
Dividends received		3,586	0
Agro Uranga S.A. [Member]
Statement [Line Items]
Dividends received		$ 70	123
Agrofy [Member]
Statement [Line Items]
Irrevocable contributions	$ (447,000,000)		$ 0